Deferred revenue and deferred platform commission fees - Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Assets (Deferred platform commission fees)
Balance at the beginning	$ 67,110	$ 73,996
Deferred during the year	27,498	38,966
Released to profit or loss	(37,149)	(39,819)
Balance at the end	$ 57,459	$ 73,143